Restricted Cash	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
RESTRICTED CASH	5.RESTRICTED CASH As of December 31, 2018 and 2019, the Group held restricted cash of RMB29,550 and RMB30,567 respectively in designated bank accounts for issuance of bank acceptance notes.